LEGG MASON TAX-EXEMPT TRUST, INC.

              Supplement to the Prospectus dated December 31, 2004
       This supplement supersedes all prior supplements to the Prospectus.

The following changes to the Legg Mason Tax-Exempt Trust, Inc. Prospectus are effective beginning December 1, 2005.


1. The first paragraph of the section "Distribution Plan - Distributor of the Fund's Shares" on page 8 of the Prospectus is replaced in its entirety with the following:

Legg  Mason  Investor  Services,  LLC  ("LMIS"),  100 Light  Street,  Baltimore,
Maryland 21202, distributes the fund's shares.


2.   The section  "Distribution Plan - Distributor of the Fund's Shares" on page
     8 of the Prospectus is supplemented to include the following paragraph:

The fund's adviser and its affiliates may pay non-affiliated entities out of their own assets to support the distribution of shares and shareholder servicing.


3. All references to "Legg Mason" on pages 8, 9 and 15 of the Prospectus are replaced with "LMIS".


4. The section "How to Invest" beginning on page 10 of the Prospectus is replaced in its entirety with the following:

The fund generally will not accept new account applications to establish an account with a non-U.S. address (APO/FPO and U.S. territories are acceptable) or for a non-resident alien.

You can open an account by contacting a financial adviser that has entered into an agreement with LMIS to sell shares of the fund ("Financial Adviser"). To open an account directly with the fund call LMIS Funds Investor Services Division
("FIS") at 1-800-822-5544 or visit www.leggmasonfunds.com for an account application. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Certain investment methods may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Contact your Financial
Adviser or the fund with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase additional shares of the fund.

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                         Through Your Financial Adviser
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Your Financial Adviser can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser.
Your Financial Adviser may have different minimum investment requirements for investments in the fund than the minimum investment requirements described in this Prospectus. It is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner. You should consult its program literature for further information.
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                                     Directly With The Fund
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Mail                            Mail your check, payable to Legg Mason Funds, to:

                                        Legg Mason Funds
                                        c/o Boston Financial Data Services
                                        P.O. Box 55214
                                        Boston, MA 02205-8504
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Telephone or Wire               Call the fund at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.
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Automatic Investments           Arrangements may be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in the fund. You may also reinvest dividends from other Legg Mason funds in the fund.
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

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Future First(R) Systematic      Contact the fund to enroll in Legg Mason's Future First (R) Systematic Investment Plan.  This plan
Investment Plan                 allows you to automatically invest a specific dollar amount at regular intervals (minimum of $50 per month per transaction). The transfer agent will transfer money directly from your checking or savings account or another Legg Mason fund to purchase fund shares.
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


The fund must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares and name of the fund).

Purchase orders received in federal funds form (i.e. federal funds wire) by the fund, on any day that the New York Stock Exchange ("Exchange") is open, will be processed as follows:

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
If the purchase order is received                       Shares will be purchased at      Such shares will begin to earn
                                                        the net asset value next         dividends on the
                                                        determined on the
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before 12:00 noon, Eastern time                         same day                         same day
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12:00 noon or after, but before 4:00 p.m., Eastern      same day                         next business day
time
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4:00 p.m. or after, Eastern time                        next business day                next business day
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

If your payment is in a form other than federal funds (such as a personal check), your payment will be converted to federal funds, a process that is usually completed on the second business day after receipt of your payment, but may take up to ten business days.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the fund and have not identified a broker-dealer that has an agreement to distribute the fund, your order will be placed through LMIS, the fund's distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1) fees paid by the fund. For more information regarding 12b-1 fees see the section
"Distribution Plan."


5. The section "How to Redeem Your Shares" beginning on page 13 of the Prospectus is replaced in its entirety with the following:

You may use any of the following methods to redeem shares of the fund.

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                         Through Your Financial Adviser
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Your Financial Adviser can redeem shares of the fund on your behalf. Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult its program literature for further information.
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                             Directly With The Fund
Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.
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
Telephone                 Call the fund at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                          Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file.

                          Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file).
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Internet or TeleFund      Redeem shares through the Internet at www.leggmasonfunds.com or through TeleFund at
                          1-877-6-LMFUNDS (1-877-656-3863).
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

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Mail                      Send a letter to the fund requesting redemption of your shares to:

                                    Legg Mason Funds
                                    c/o Boston Financial Data Services
                                    P.O. Box 55214
                                    Boston, MA 02205-8504

                          The letter should be signed by all of the owners of the account. Redemption requests for shares valued at
                          $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES - Signature Guarantee.")
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Checkwriting              The fund offers a free checkwriting service. You may write checks to anyone in amounts of $250 or more.
                          The fund's transfer agent will redeem sufficient shares from your account to pay the checks. You will continue to earn dividends on your shares until the check clears at the transfer agent. Checkwriting cannot be used to close your account or for electronic funds transfers.
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


Fund shares will be redeemed at the next net asset value calculated after your redemption request is received in proper form by the fund. It is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner.

The fund's service providers will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. The fund and its service providers will not be responsible for any account losses due to fraudulent telephone or Internet orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.


6. The section "Account Policies - Signature Guarantee" on page 15 of the Prospectus is supplemented to include the following:

A signature guarantee may be required for the following situations:
o remitting redemption proceeds to any person, address or bank account not on record.
o making changes to the account registration after the account has been opened.
o transferring shares to an account in another Legg Mason fund with a different account registration.


7.   The third sentence of the second paragraph of the section "Account Policies
     - Other" beginning on page 15 of the Prospectus is deleted in its entirety.


8. The first bullet appearing under "Each fund reserves the right to" at the bottom of page 16 of the Prospectus is replaced in its entirety with the following:

Refuse any client, reject any purchase order for shares (including exchanges) for any reason, or suspend the offering of shares permanently or for a period of time;

9. The first paragraph of the section "Services for Investors" on page 17 of the Prospectus is replaced in its entirety with the following:

Below is a description of services provided to shareholders who own shares directly with the fund. You should contact your Financial Adviser to determine if it offers similar services to those listed below.

10. The section "Services for Investors - Account Statements" on page 17 of the Prospectus is replaced in its entirety with the following:

The fund will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.


11. The section "Services for Investors - Mailing of Reports and Prospectuses" on page 17 of the Prospectus is replaced in its entirety with the following:

If two or more members of your household are Legg Mason fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund by calling 1-800-822-5544 or writing to Legg Mason Funds, c/o Boston Financial Data Services, P.O. Box 55214, Boston, MA 02205-8504.


12. The second paragraph of the section "Distributions and Taxes" on page 18 of the Prospectus is deleted in its entirety. The following information is added to this section:

Receiving Your Dividends:

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends.

If you own shares directly with the fund the following conditions apply:

o your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash.

o if your account has a minimum balance of $10,000 you may request that your dividends be invested in shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

o to change your dividend election, you must notify the fund at least ten days before the next dividend is to be paid.

o if the postal or other delivery service is unable to deliver your dividend check, your election will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.



 This supplement should be retained with your Prospectus for future reference.

                   This supplement is dated December 1, 2005.